SUBSEQUENT EVENT (Details Narrative)	Jan. 14, 2026 USD ($) $ / shares shares	Jan. 14, 2026 $ / shares shares	Sep. 30, 2025 $ / shares	Sep. 30, 2025 $ / shares
IfrsStatementLineItems [Line Items]
Par value per share | (per share)			$ 0.001	$ 0.0078
Non-adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	2,500,000	2,500,000
Par value per share | (per share)	$ 0.001	$ 0.0078
Public price per share | $ / shares	$ 4.00
Gross proceed from offering | $	$ 10,000,000